COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5 - COMMITMENTS AND CONTINGENCIES

Litigation

The Company is subject to claims, counterclaims and legal actions that arise in the ordinary course of business. Management believes that the ultimate liability with respect to these claims and legal actions, if any, will not have a material effect on the Company’s financial position, results of operations or cash flows. The Company recognizes a liability for a contingency when it is probable that liability has been incurred and when the amount of loss can be reasonably estimated. When a range of probable loss can be estimated, the Company accrues the most likely amount of such loss, at no less than the minimum of the range. As of June 30, 2014, the litigation accrual was not material.

Accrued Bonuses and Severance

As of June 30, 2014 and December 31, 2013, accrued bonuses were $333,000 and $208,000, respectively. Most accrued bonuses are discretionary in nature, although some are based on specific performance goals. As of June 30. 2014, the Company had accrued severance payments of $519,000 payable to two former executives in connection with their employment agreements and pursuant to their separation agreements.

These amounts are included in accrued expenses on the consolidated balance sheets.

NOTE 5 – COMMITMENTS AND CONTINGENCIES

Leases

The Company’s corporate headquarters is located at Two High Ridge Park, Stamford, Connecticut. The Company leases space pursuant to the Shared Services Agreement. The lease will expire in September of 2015. The annual rent for the office space occupied by the Company is approximately $80,000.

Effective September 18, 2013, the Company assumed a lease agreement for office space in New York, New York. The monthly cost is approximately $5,000 per month. Under this agreement, which expires on June 30, 2015, the Company may terminate the agreement at any time, with 90 days advance notice. On September 27, 2013, the Company exercised the 90 days advance notice option and accordingly the lease terminated on December 31, 2013.

Litigation

The Company is subject to claims, counterclaims and legal actions that arise in the ordinary course of business. Management believes that the ultimate liability with respect to these claims and legal actions, if any, will not have a material effect on the Company’s financial position, results of operations or cash flows. The Company recognizes a liability for a contingency when it is probable that liability has been incurred and when the amount of loss can be reasonably estimated. When a range of probable loss can be estimated, the Company accrues the most likely amount of such loss, at no less than the minimum of the range. As of December 31, 2013 and December 31, 2012, the litigation accrual was not material.

Accrued Bonuses

As of December 31, 2013 and 2012, accrued bonuses included in accrued expenses on the consolidated balance sheets were $207,782 and $0, respectively. All accrued bonuses are discretionary in nature.